(AL FRANK LOGO)

                               THE AL FRANK FUND

                                 ANNUAL REPORT
                               DECEMBER 31, 2002

                               THE AL FRANK FUND
                                 P.O. BOX 1438
                             LAGUNA BEACH, CA 92652
             SHAREHOLDER SERVICES (888) 263-6443 OR (888) 878-3944
                                WWW.ALFRANK.COM

                                                 AL FRANK ASSET MANAGEMENT, INC.
                                          P.O. Box 1438, Laguna Beach, CA  92652
                                                                 www.alfrank.com

February 2003

As I review the 2002 performance of the Al Frank Fund (VALUX) statements, about the only good thing I can say is that the year is over. Unfortunately, our long-held investment approach of buying undervalued and out-of-favor stocks faired poorly as the economy did not pick up as quickly as we would have liked, credit standards were tightened for our more heavily-leveraged companies, investors became disenchanted with equities, in part due to accounting scandals and concerns over corporate governance, and the threat of war in Iraq was omnipresent.

It is little consolation that the major market averages also suffered substantial declines, especially for our newer shareholders who were not with us in 2000 and 2001 when we were able to deliver positive returns in an otherwise weak overall environment for equities. Still, it may be of some comfort to state that in our 26 years of publishing The Prudent Speculator investment newsletter, we have endured similar periods of poor performance (1987, 1990 & 1998). Obviously, past performance is no guarantee of future performance, but each of those downturns was followed by a period of excellent returns.

While we are not pleased with the one-year number, we continue to be proud of the long-term performance record of the Al Frank Fund as displayed in the following table. Keep in mind that the Fund commenced operations on January 2, 1998 and the multi-year returns are average annualized total returns.

                                                                  RUSSELL
                                     VALUX         S&P 500          2000
                                     -----         -------        -------
   Periods Ended 12/31/02
   5 years                           8.37%          -0.59%         -1.36%
   4 years                          13.30%          -6.78%         -1.06%
   3 years                           0.90%         -14.55%         -7.54%
   2 years                          -2.01%         -17.15%         -9.73%
   1 year                          -25.99%         -22.10%        -20.48%

Considering the dismal total returns of the market averages last year (the Dow Jones Industrial Average dropped -15.01%, the S&P 500 shed -22.10%, the Nasdaq Composite lost -31.26%, the Wilshire 5000 sank -20.86% and the Russell 2000 fell -20.48%), it is not surprising that many investors are questioning their faith in equities. Perhaps it is appropriate for a little long-term perspective, courtesy of Ibbotson Associates' Stocks, Bonds, Bills, and Inflation 2002 Yearbook. Though not exactly a bargain in price, this annual publication is full of facts and figures detailing market results since 1926. The equity numbers will be somewhat weaker once 2002 data is incorporated, but stocks have clearly been the leaders in return over the last 75 years!

                       ANNUALIZED TOTAL RETURNS 1926-2001
                       ----------------------------------
                    Large-Company Stocks               10.7%
                    Small-Company Stocks               12.5%
                    Long-Term Corporate Bonds           5.8%
                    Long-Term Government                5.3%
                    Intermediate-Term Government        5.3%
                    U.S. Treasury Bills                 3.8%
                    Inflation                           3.1%

Ibbotson has also calculated total returns of growth and value stocks since 1928, with book value the determining factor between the two categories.

                       ANNUALIZED RETURNS FROM 1928-2001
                       ---------------------------------
                                        VALUE         GROWTH
                                        -----         ------
                    Small-Cap           14.5%          9.3%
                    Large-Cap           12.2%          9.6%
                    All-Stocks          13.0%          9.4%

With this historical backdrop, it should be easy to see why our mutual fund generally contains smaller-capitalization stocks trading for low fundamental valuations.

There are never any certainties in investing, but it is my opinion that 2003 will be a positive year for equities in general. Some of the reasons to be optimistic include record low interest rates, improving corporate profits, more reasonable valuations, sensational worker productivity, three down years in a row for the major market averages, the third year of the Presidential cycle and a more-investor-friendly Washington.

Of course, Iraq remains the major wild card as this issue could be headed toward a not-so-peaceful resolution. The uncertainty of war is hanging over stocks and the economy like a black cloud and January's early rally quickly evaporated. Although I understand that forcing a regime change in Iraq is by no means an easy undertaking and we all hope for a non-violent solution, I do believe that we may see a significant pickup in economic activity and a stock market rally ensue should a war actually commence.

This may sound counter-intuitive as it is difficult to believe that war and all of its horrors can be a positive for stocks, but we can look back to the first Gulf War in 1991 for historical precedent as the following performance figures from Ibbotson Associates can attest:

                              ANNUAL TOTAL RETURNS
                              --------------------
                            LARGE-COMPANY      SMALL-COMPANY
                            -------------      -------------
                    1991        30.55%            44.63%
                    1992         7.67%            23.35%
                    1993         9.99%            20.98%

Though these examples detail only two time periods and may not be indicative of future events, it is also interesting to note that stocks enjoyed stellar returns once the U.S. became involved in World War II. Ibbotson Associates reports the following annual total return figures for 1942-1945.

                            LARGE-COMPANY      SMALL-COMPANY
                            -------------      -------------
                    1942        20.34%            44.51%
                    1943        25.90%            88.37%
                    1944        19.75%            53.72%
                    1945        36.44%            73.61%

While we certainly do not want to significantly alter our successful long-term investment strategy, we have redoubled our efforts to improve our stock selection methodology. As evidence of our commitment to enhancing our research capabilities, we have decided to add Standard & Poor's Compustat database and Research Insight software to our research arsenal.

NEW FREE EMAIL UPDATE AND NEWSLETTER PROGRAM
--------------------------------------------

We are working hard to improve our shareholder communications and are launching some very exciting email newsletters and updates. Please visit www.alfrank.com/ar for additional information and to sign up for this free service.

I thank you for your continued patronage and I am happy to report that I have just added to my personal VALUX holdings, taking advantage of February's downturn in the Net Asset Value.

Sincerely,

/s/John Buckingham

John Buckingham

Disclosures: Ibbotson Data Series: Large Company Stocks: S&P Composite with dividends reinvested. (S&P 500, 1957-Present; S&P 90, 1926-1956). Small Company
Stocks: Fifth capitalization quintile of stocks on the New York Stock Exchange for 1926-1981. Performance of the Dimensional Fund Advisors (DFA) Small Company Fund 1982- March 2001. Performance of the DFA Micro Cap Fund April 2001-Present.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost.

Mutual fund investing involves risk; loss of principal is possible. Small capitalization companies tend to have limited liquidity and greater price volatility than large capitalization companies. Growth stocks typically are more volatile than value stocks; however, value stocks have a lower expected growth rate in earnings and sales.

Opinions expressed are those of John Buckingham which are subject to change and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

The S&P 500, Russell 2000, Nasdaq Composite, Dow Jones Industrial Average and Wilshire 5000 Indices are unmanaged indices commonly used to measure performance of U.S. stocks. You cannot invest directly in an index. The 90 day T-Bill is a negotiable debt obligation issued by the U.S. government and backed by its full faith and credit, having a maturity of 90 days from the expiration date. The T-Bill's principal and interest payments are guaranteed while the Fund offers no such guarantee. 03/03

                               THE AL FRANK FUND

Comparison of the change in value of a hypothetical $10,000 investment in The Al Frank Fund versus the Russell 2000 Index, the Wilshire 5000 Equity Index and the
                             S&P/Barra Value Index.

                  The Al       Wilshire 5000        Russell       S&P/Barra
    Date        Frank Fund      Equity Index      2000 Index     Value Index
    ----        ----------      ------------      ----------     -----------
    1/2/98       $10,000          $10,000          $10,000          $10,000
   3/31/98       $11,190          $11,326          $11,006          $11,155
   6/30/98        $9,830          $11,547          $10,493          $11,213
   9/30/98        $7,620          $10,158           $8,379           $9,765
  12/31/98        $9,070          $12,343           $9,745          $11,468
   3/31/99        $8,450          $12,808           $9,217          $11,794
   6/30/99       $11,350          $13,807          $10,650          $13,068
   9/30/99       $11,260          $12,894           $9,977          $11,862
  12/31/99       $14,550          $15,250          $11,817          $12,926
   3/31/00       $17,440          $15,833          $12,654          $12,956
   6/30/00       $16,160          $15,122          $12,175          $12,399
   9/30/00       $16,580          $15,148          $12,311          $13,491
  12/31/00       $15,566          $13,589          $11,460          $13,711
   3/31/01       $16,644          $11,912          $10,714          $12,815
   6/30/01       $19,130          $12,803          $12,245          $13,381
   9/30/01       $15,886          $10,767           $9,699          $11,213
  12/31/01       $20,195          $12,099          $11,745          $12,106
   3/31/02       $21,787          $12,215          $12,212          $12,267
   6/30/02       $18,968          $10,675          $11,192          $10,960
   9/30/02       $13,696           $8,881           $8,797           $8,718
  12/31/02       $14,945           $9,575           $9,339           $9,581

                        AVERAGE ANNUAL TOTAL RETURN1<F1>

                           Al Frank   S&P/Barra   Russell 2000  Wilshire 5000
                             Fund    Value Index      Index      Equity Index
                           --------  -----------  ------------  -------------
  1 Year                    -25.99%    -20.85%       -20.48%       -20.86%
  3 Year                      0.90%     -9.50%        -7.54%       -14.37%
  Since inception (1/2/98)    8.37%     -0.85%        -1.36%        -0.87%

Past performance is no guarantee of future results. The performance data and graph do not reflect the deduction of taxes that a shareholder would pay on dividends, capital gain distributions, or redemption of Fund shares. Share value will fluctuate, so that an investors shares, when redeemed, may be worth more or less than the original investment. Indices do not incur expenses and are not available for investment.

1<F1> Average Annual Total Return represents the average change in account value over the periods indicated.

The Wilshire 5000 Equity Index tracks the performance of all equity securities issued by the U.S. head-quartered companies regardless of exchange. As of 12/00, the index was comprised of 6,590 companies.

The Russell 2000 Index is a widely regarded small cap index of the 2,000 smallest securities of the Russell 3000 Index which is comprised of the 3,000 largest U.S. securities as determined by total market capitalization.

The S&P/Barra Value Index is an unmanaged capitalization-weighted index that contains approximately 50% of the stocks in the S&P 500 with lower price-to-book ratios.

The valuation calculation for the S&P/Barra Value Index, Russell 2000 Index and Wilshire 5000 Equity Index is for the period December 31, 1997 through December 31, 2002.

SCHEDULE OF INVESTMENTS AT DECEMBER 31, 2002

  Shares     Common Stocks: 99.70%                                Market Value
  ------     ---------------------                                ------------
             ADVANCED INDUSTRIAL EQUIPMENT:  0.71%
   4,002     MTS Systems Corp.                                     $    40,100
  11,600     Stratasys, Inc.*<F2>                                      110,780
  60,000     The Lamson & Sessions Co.*<F2>                            193,200
                                                                   -----------
                                                                       344,080
                                                                   -----------

             ADVANCED MEDICAL DEVICES:  1.66%
 273,300     Equidyne Corp.*<F2>                                        84,723
   2,700     Guidant Corp.*<F2>                                         83,295
  26,550     Laserscope*<F2>                                           119,475
  15,074     Utah Medical Products, Inc.*<F2>                          287,913
 153,100     Vascular Solutions, Inc.*<F2>                             154,631
   8,000     VISX, Inc.*<F2>                                            76,640
                                                                   -----------
                                                                       806,677
                                                                   -----------

             AEROSPACE & DEFENSE:  3.75%
  24,100     AAR Corp.                                                 124,115
  13,400     Allied Research Corp.*<F2>                                247,900
  25,000     BE Aerospace, Inc.*<F2>                                    91,000
  14,000     Ducommun, Inc.*<F2>                                       221,900
   3,000     Kaman Corp. - Class A                                      33,000
  35,000     LMI Aerospace, Inc.*<F2>                                   75,600
   1,700     Lockheed Martin Corp.                                      98,175
  13,000     Pemco Aviation Group, Inc.*<F2>                           303,550
   5,000     Precision Castparts Corp.                                 121,250
   1,500     Raytheon Co.                                               46,125
   5,000     Rockwell Collins, Inc.                                    116,300
  44,000     SIFCO Industries, Inc.*<F2>                               110,000
   7,000     The Boeing Co.                                            230,930
                                                                   -----------
                                                                     1,819,845
                                                                   -----------

             AIR FREIGHT/COURIERS:  0.01%
      99     FedEx Corp.                                                 5,368
                                                                   -----------

             AIRLINES:  0.85%
  11,500     Delta Air Lines, Inc.                                     139,150
  20,000     Koninklijke Luchtvaart Maatschappij #<F3>                 194,000
  15,000     Midwest Express Holdings, Inc.*<F2>                        80,250
                                                                   -----------
                                                                       413,400
                                                                   -----------

             ALUMINUM:  0.16%
   3,500     Alcoa, Inc.                                                79,730
                                                                   -----------

             AUTOMOBILE MANUFACTURERS:  0.92%
   4,000     DaimlerChrysler AG #<F3>                                  122,600
  19,000     Ford Motor Co.                                            176,700
   4,000     General Motors Corp.                                      147,440
                                                                   -----------
                                                                       446,740
                                                                   -----------

             AUTOMOBILE PARTS & EQUIPMENT:  1.15%
   2,500     ArvinMeritor, Inc.                                         41,675
   6,000     Cooper Tire & Rubber Co.                                   92,040
  11,999     Dura Automotive Systems, Inc.*<F2>                        120,470
 275,000     Federal-Mogul Corp.*<F2>                                   60,500
  13,000     The Goodyear Tire & Rubber Co.                             88,530
  22,000     Visteon Corp.                                             153,120
                                                                   -----------
                                                                       556,335
                                                                   -----------

             AUTOMOBILE REPAIR CENTERS:  0.21%
  16,000     Midas, Inc.                                               102,880
                                                                   -----------

             BANKS:  3.23%
  36,500     BFC Financial Corp. - Class A*<F2>                        211,700
   2,000     Bank of America Corp.                                     139,140
   5,000     Bank of Hawaii Corp.                                      151,950
   2,500     Bank One Corp.                                             91,375
  20,000     BankAtlantic Bancorp, Inc. - Class A                      189,000
  13,000     Capstead Mortgage Corp.                                   320,450
   4,000     Citigroup, Inc.                                           140,760
  10,000     Sovereign Bancorp, Inc.                                   140,500
   5,010     Wachovia Corp.                                            182,564
                                                                   -----------
                                                                     1,567,439
                                                                   -----------

             BIOTECHNOLOGY:  0.34%
 170,100     Zonagen, Inc.*<F2>                                        166,698
                                                                   -----------

             BUILDING MATERIALS:  1.72%
   2,000     Hughes Supply, Inc.                                        54,640
  10,000     International Aluminum Corp.                              172,900
  12,000     JLG Industries, Inc.                                       90,360
   5,000     NCI Building Systems, Inc.*<F2>                           109,100
  20,000     Omnova Solutions, Inc.*<F2>                                80,600
 180,500     Smith-Midland Corp.*<F2>                                  214,795
   4,000     The Sherwin-Williams Co.                                  113,000
                                                                   -----------
                                                                       835,395
                                                                   -----------

             BUSINESS SERVICES:  4.27%
  55,600     Analysts International Corp.*<F2>                         110,088
  65,000     Computer Horizons Corp.*<F2>                              212,550
 223,200     HealthStream, Inc.*<F2>                                   314,712
   7,000     IKON Office Solutions, Inc.                                50,050
  19,000     InFocus Corp.*<F2>                                        117,040
  45,000     MasTec, Inc.*<F2>                                         132,750
 173,600     Pinnacor Inc.*<F2>                                        211,792
  49,630     Quotesmith.com, Inc.*<F2>                                 207,453
   5,061     Right Management Consultants, Inc.*<F2>                    67,058
 132,900     SOS Staffing Services, Inc.*<F2>                           66,450
  98,823     ValueClick, Inc.*<F2>                                     275,716
  85,000     Vicon Industries, Inc.*<F2>                               306,000
                                                                   -----------
                                                                     2,071,659
                                                                   -----------

             CASINOS:  0.74%
   5,000     MGM MIRAGE*<F2>                                           164,850
  11,000     Station Casinos, Inc.*<F2>                                194,700
                                                                   -----------
                                                                       359,550
                                                                   -----------

             CHEMICALS - COMMODITY:  0.75%
  12,000     Olin Corp.                                                186,600
   6,000     The Dow Chemical Co.                                      178,200
                                                                   -----------
                                                                       364,800
                                                                   -----------

             CHEMICALS - SPECIALTY:  1.95%
  14,000     Crompton Corp.                                             83,300
   8,000     Great Lakes Chemical Corp.                                191,040
   8,000     IMC Global, Inc.                                           85,360
   9,000     Octel Corp. #<F3>                                         142,200
  20,000     OM Group, Inc.*<F2>                                       137,600
   5,000     Spartech Corp.                                            103,150
  15,000     Wellman, Inc.                                             202,350
                                                                   -----------
                                                                       945,000
                                                                   -----------

             CLOTHING/FABRICS:  2.54%
  20,000     Goody's Family Clothing, Inc.*<F2>                         88,800
  17,000     Haggar Corp.                                              214,030
  30,000     Hartmarx Corp.*<F2>                                        73,200
   5,075     Kellwood Co.                                              131,950
   5,000     Oxford Industries, Inc.                                   128,250
  10,000     Phillips-Van Heusen Corp.                                 115,600
  14,000     Quaker Fabric Corp.*<F2>                                   97,300
   7,000     Quiksilver, Inc.*<F2>                                     186,620
  10,000     Tommy Hilfiger Corp.*<F2>#<F3>                             69,500
   5,350     Tropical Sportswear International Corp.*<F2>               47,989
  15,000     Unifi, Inc.*<F2>                                           78,750
                                                                   -----------
                                                                     1,231,989
                                                                   -----------

             COMMUNICATIONS TECHNOLOGY:  4.96%
  55,000     3Com Corp.*<F2>                                           254,650
  98,000     Avanex Corp.*<F2>                                         102,704
  28,700     Avici Systems, Inc.*<F2>                                  102,746
 105,000     Blonder Tongue Laboratories, Inc.*<F2>                    168,000
  16,000     Communications Systems, Inc.*<F2>                         127,520
  13,000     Comverse Technology, Inc.*<F2>                            130,260
  36,870     Cosine Communications, Inc.*<F2>                          222,695
 256,800     deltathree, Inc.*<F2>                                     121,980
  61,000     Digi International, Inc.*<F2>                             177,510
  85,000     Forgent Networks, Inc.*<F2>                               141,950
  30,500     Net2Phone, Inc.*<F2>                                      123,525
  10,110     Netro Corp.*<F2>                                           27,600
  60,000     Network Equipment Technologies, Inc.*<F2>                 235,200
  46,346     Novell, Inc.*<F2>                                         154,796
  15,000     Polycom, Inc.*<F2>                                        142,800
  27,609     Symmetricom, Inc.*<F2>                                    116,510
  98,900     TII Network Technologies, Inc.*<F2>                        53,406
                                                                   -----------
                                                                     2,403,852
                                                                   -----------

             COMPUTERS:  2.06%
  30,000     Adaptec, Inc.*<F2>                                        169,500
  11,000     Apple Computer, Inc.*<F2>                                 157,630
 306,400     Applied Graphics Technologies, Inc.*<F2>                  147,072
  15,000     Computer Network Technology Corp.*<F2>                    106,500
   6,912     SanDisk Corp.*<F2>                                        140,314
 180,000     SONICblue Inc.*<F2>                                        81,000
   4,000     Storage Technology Corp.*<F2>                              85,680
  35,000     Sun Microsystems, Inc.*<F2>                               108,850
                                                                   -----------
                                                                       996,546
                                                                   -----------

             CONSUMER SERVICES: 1.03%
 195,200     FairMarket, Inc.*<F2>                                     320,128
  27,400     SINA.com*<F2> #<F3>                                       178,100
                                                                   -----------
                                                                       498,228
                                                                   -----------

             CONTAINERS & PACKAGING:  0.69%
  24,000     American Biltrite, Inc.                                   225,600
  55,000     Applied Extrusion Technologies, Inc.*<F2>                 110,000
                                                                   -----------
                                                                       335,600
                                                                   -----------

             COSMETICS/PERSONAL CARE:  0.41%
  30,000     Allou Health & Beauty Care, Inc. - Class A*<F2>            80,100
  10,000     Helen of Troy Ltd.*<F2> #<F3>                             116,400
                                                                   -----------
                                                                       196,500
                                                                   -----------

             DISTILLERS & BREWERS:  0.32%
   5,000     The Robert Mondavi Corp. - Class A*<F2>                   155,000
                                                                   -----------

             ELECTRIC & GAS:  0.75%
  20,000     Aquila, Inc.                                               35,400
  35,000     Calpine Corp.*<F2>                                        114,100
  70,000     Mirant Corp.*<F2>                                         132,300
   7,500     Xcel Energy, Inc.                                          82,500
                                                                   -----------
                                                                       364,300
                                                                   -----------

             ELECTRICAL COMPONENTS & EQUIPMENT:  4.14%
 114,900     Aetrium, Inc.*<F2>                                         88,473
  10,000     American Power Conversion Corp.*<F2>                      151,500
   4,000     Bel Fuse, Inc. - Class B                                   80,600
 149,200     BMC Industries, Inc.*<F2>                                 234,244
  12,500     C&D Technologies, Inc.                                    220,875
  20,000     Flextronics International Ltd.*<F2> #<F3>                 163,800
  30,000     Innovex, Inc.*<F2>                                        126,600
  10,000     InVision Technologies, Inc.*<F2>                          263,600
   8,289     Nam Tai Electronics, Inc. #<F3>                           202,666
 122,500     Recoton Corp.*<F2>                                        144,550
   7,600     RF Industries, Ltd.*<F2>                                   15,960
  50,000     Solectron Corp.*<F2>                                      177,500
  12,256     Vishay Intertechnology, Inc.*<F2>                         137,022
                                                                   -----------
                                                                     2,007,390
                                                                   -----------

             FINANCIAL SERVICES, DIVERSIFIED:  0.91%
   3,000     Household International, Inc.                              83,430
  55,000     Providian Financial Corp.*<F2>                            356,950
                                                                   -----------
                                                                       440,380
                                                                   -----------

             FIXED LINE COMMUNICATIONS:  0.50%
  50,000     ADC Telecommunications, Inc.*<F2>                         104,500
   2,400     AT&T Corp.                                                 62,664
  78,786     Endwave Corp.*<F2>                                         75,241
                                                                   -----------
                                                                       242,405
                                                                   -----------

             FOOD:  0.57%
  25,000     Fleming Companies, Inc.                                   164,250
   5,000     Sara Lee Corp.                                            112,550
                                                                   -----------
                                                                       276,800
                                                                   -----------

             FOOD RETAILERS:  0.27%
   5,850     Albertson's, Inc.                                         130,221
                                                                   -----------

             FOOTWEAR:  1.82%
  57,200     Deckers Outdoor Corp.*<F2>                                191,048
   7,500     Maxwell Shoe Company, Inc. - Class A*<F2>                  87,150
   5,000     R. G. Barry Corp.*<F2>                                     20,500
  30,000     Saucony, Inc. - Class B*<F2>                              279,600
  11,000     Steve Madden, Ltd.*<F2>                                   198,770
   3,000     The Timberland Co. - Class A*<F2>                         106,830
                                                                   -----------
                                                                       883,898
                                                                   -----------

             FOREST PRODUCTS:  0.62%
   8,000     Georgia-Pacific Corp.                                     129,280
  11,900     Pope & Talbot, Inc.                                       169,694
                                                                   -----------
                                                                       298,974
                                                                   -----------

             HEALTHCARE PROVIDERS:  2.64%
   5,000     Aetna, Inc.                                               205,600
  57,000     American Shared Hospital Services                         234,270
     130     Five Star Quality Care, Inc.*<F2>                             178
  27,000     HEALTHSOUTH Corp.*<F2>                                    113,400
  10,000     Humana, Inc.*<F2>                                         100,000
  58,865     LCA-Vision, Inc.*<F2>                                     134,212
  90,000     Magellan Health Services, Inc.*<F2>                        14,400
   3,500     Oxford Health Plans, Inc.*<F2>                            127,575
   9,400     PacifiCare Health Systems, Inc.*<F2>                      264,140
  23,400     Res-Care, Inc.*<F2>                                        84,919
                                                                   -----------
                                                                     1,278,694
                                                                   -----------

             HEAVY MACHINERY:  0.25%
   1,800     A.O. Smith Corp.                                           48,618
  20,400     Katy Industries, Inc.*<F2>                                 70,176
                                                                   -----------
                                                                       118,794
                                                                   -----------

             HOME CONSTRUCTION:  3.01%
   2,000     Beazer Homes USA, Inc.*<F2>                               121,200
  16,000     Cavalier Homes, Inc.*<F2>                                  31,040
   2,000     Centex, Corp.                                             100,400
  13,000     D.R. Horton, Inc.                                         225,550
  15,000     Fleetwood Enterprises, Inc.*<F2>                          117,750
   4,500     KB Home                                                   192,825
   5,000     Pulte Homes, Inc.                                         239,350
  29,000     Rexhall Industries, Inc.*<F2>                             101,529
   6,000     Standard Pacific Corp.                                    148,500
   9,000     Toll Brothers, Inc.*<F2>                                  181,800
                                                                   -----------
                                                                     1,459,944
                                                                   -----------

             HOME FURNISHINGS:  1.01%
  14,000     Applica, Inc.*<F2>                                         70,000
   4,000     Chromcraft Revington, Inc.*<F2>                            52,200
   6,000     Craftmade International, Inc.                              92,400
  45,000     The Dixie Group, Inc.*<F2>                                171,900
   2,000     Whirlpool Corp.                                           104,440
                                                                   -----------
                                                                       490,940
                                                                   -----------

             HOUSE-DURABLE:  0.53%
  20,000     Department 56, Inc.*<F2>                                  258,000
                                                                   -----------

             HOUSE-NON-DURABLE:  0.31%
   8,000     Central Garden & Pet Co.*<F2>                             148,080
                                                                   -----------

             INDUSTRIAL & COMMERCIAL SERVICES:  1.11%
  10,000     Avnet, Inc.*<F2>                                          108,300
  25,000     Nu Horizons Electronics Corp.*<F2>                        144,500
  27,000     Spectrum Control, Inc.*<F2>                               141,750
  65,000     Trio-Tech International*<F2>                              145,600
                                                                   -----------
                                                                       540,150
                                                                   -----------

             INDUSTRIAL DIVERSIFIED:  1.05%
   8,000     GenCorp, Inc.                                              63,360
  14,100     McRae Industries, Inc.                                    124,080
  48,700     Orbit International Corp.*<F2>                            221,585
  14,400     P & F Industries, Inc. - Class A*<F2>                      99,576
                                                                   -----------
                                                                       508,601
                                                                   -----------

             INSURANCE, LIFE:  0.43%
   1,600     National Western Life Insurance Co. - Class A*<F2>        153,600
   1,500     Torchmark Corp.                                            54,795
                                                                   -----------
                                                                       208,395
                                                                   -----------

             INSURANCE, PROPERTY & CASUALTY:  0.85%
     800     MGIC Investment Corp.                                      33,040
   4,000     Radian Group, Inc.                                        148,600
  25,000     RTW, Inc.*<F2>                                             42,000
   4,000     The Allstate Corp.                                        147,960
     172     Travelers Property Casualty Corp. - Class A*<F2>            2,520
     355     Travelers Property Casualty Corp. - Class B*<F2>            5,201
  45,000     Trenwick Group Ltd. #<F3>                                  32,400
                                                                   -----------
                                                                       411,721
                                                                   -----------

             LODGING:  0.45%
  20,000     RFS Hotel Investors, Inc.                                 217,200
                                                                   -----------

             MARINE TRANSPORTATION:  1.05%
  70,000     OMI Corp.*<F2> #<F3>                                      287,700
  20,000     Sea Containers Ltd. -  Class A                            178,600
   6,500     Stolt-Nielsen S.A. - ADR                                   40,625
                                                                   -----------
                                                                       506,925
                                                                   -----------

             MEDICAL SUPPLIES:  0.28%
  10,824     Cantel Medical Corp.*<F2>                                 137,032
                                                                   -----------

             OIL, DRILLING:  1.90%
   4,655     GlobalSantaFe Corp.                                       113,210
   6,000     Nabors Industries, Ltd.*<F2> #<F3>                        211,620
   7,000     Rowan Companies, Inc.                                     158,900
  40,000     The Wiser Oil Co.*<F2>                                    137,600
   5,000     Transocean, Inc.                                          116,000
  10,000     Unit Corp.*<F2>                                           185,500
                                                                   -----------
                                                                       922,830
                                                                   -----------

             OIL, EQUIPMENT & SERVICES:  2.53%
  47,400     Giant Industries, Inc.*<F2>                               139,830
  10,000     Holly Corp.                                               218,500
  20,000     Key Energy Services, Inc.*<F2>                            179,400
  20,000     Maverick Tube Corp.*<F2>                                  260,600
   5,000     Oceaneering International, Inc.*<F2>                      123,700
   2,700     Offshore Logistics, Inc.*<F2>                              59,184
   3,000     Teekay Shipping Corp. #<F3>                               122,100
   4,000     Tidewater Inc.                                            124,400
                                                                   -----------
                                                                     1,227,714
                                                                   -----------

             OIL, SECONDARY:  2.05%
   2,310     Apache Corp.                                              131,647
   6,000     Ocean Energy, Inc.                                        119,820
  45,000     Tesoro Petroleum Corp.*<F2>                               203,400
   7,500     Valero Energy Corp.                                       277,050
  25,000     Vintage Petroleum, Inc.                                   263,750
                                                                   -----------
                                                                       995,667
                                                                   -----------

             OTHER NON-FERROUS:  0.74%
  10,000     Cleveland-Cliffs, Inc.*<F2>                               198,500
   5,000     Phelps Dodge Corp.*<F2>                                   158,250
                                                                   -----------
                                                                       356,750
                                                                   -----------

             PAPER PRODUCTS:  0.24%
   3,275     International Paper Co.                                   114,527
                                                                   -----------

             PHARMACEUTICALS:  1.64%
  10,500     Bristol-Myers Squibb Co.                                  243,075
   5,000     Merck & Co. Inc.                                          283,050
  12,000     Schering-Plough Corp.                                     266,400
                                                                   -----------
                                                                       792,525
                                                                   -----------

             POLLUTION CONTROL/WASTE MANAGEMENT:  0.56%
 121,565     Envirogen, Inc.*<F2>                                       89,958
  22,400     IMCO Recycling, Inc.*<F2>                                 182,112
                                                                   -----------
                                                                       272,070
                                                                   -----------

             PRECIOUS METALS:  0.16%
  14,000     Stillwater Mining Co.*<F2>                                 74,900
                                                                   -----------

             RAILROADS:  0.43%
   3,500     CSX Corp.                                                  99,085
   1,800     Union Pacific Corp.                                       107,766
                                                                   -----------
                                                                       206,851
                                                                   -----------

             REAL ESTATE INVESTMENT:  1.13%
  30,000     HRPT Properties Trust                                     247,200
  85,000     Jameson Inns, Inc.                                        192,100
   3,000     LNR Property Corp.                                        106,200
                                                                   -----------
                                                                       545,500
                                                                   -----------

             RECREATIONAL PRODUCTS:  1.88%
   7,000     Brunswick Corp.                                           139,020
  10,000     Callaway Golf Co.                                         132,500
  67,700     Coastcast Corp.*<F2>                                      132,015
  26,100     Concord Camera Corp.*<F2>                                 141,723
  30,000     Huffy Corp.*<F2>                                          179,100
  20,000     K2, Inc.*<F2>                                             188,000
                                                                   -----------
                                                                       912,358
                                                                   -----------

             RESTAURANTS:  0.65%
 208,500     BRIAZZ, Inc.*<F2>                                          58,380
  20,000     CKE Restaurants, Inc.*<F2>                                 86,000
   3,500     Landry's Restaurants, Inc.                                 74,340
   6,000     McDonald's Corp.                                           96,480
                                                                   -----------
                                                                       315,200
                                                                   -----------

             RETAILERS, APPAREL:  1.36%
   8,262     American Eagle Outfitters, Inc.*<F2>                      113,850
   6,000     AnnTaylor Stores Corp.*<F2>                               122,520
  10,000     Burlington Coat Factory Warehouse Corp.                   179,500
  25,000     Gadzooks, Inc.*<F2>                                       117,500
 104,907     One Price Clothing Stores, Inc.*<F2>                       57,699
   3,750     Pacific Sunwear of California, Inc.*<F2>                   66,337
                                                                   -----------
                                                                       657,406
                                                                   -----------

             RETAILERS, BROADLINE:  0.79%
  10,000     J. C. Penney Company, Inc.                                230,100
   5,000     Nordstrom, Inc.                                            94,850
   2,500     Sears, Roebuck and Co.                                     59,875
                                                                   -----------
                                                                       384,825
                                                                   -----------

             RETAILERS, SPECIALTY:  3.11%
   5,000     AutoNation, Inc.*<F2>                                      62,800
   3,800     Barnes & Noble, Inc.*<F2>                                  68,666
  21,000     Friedman's Inc. - Class A                                 182,280
  12,217     Jo-Ann Stores, Inc. - Class B*<F2>                        236,277
   5,000     Michaels Stores, Inc.*<F2>                                156,500
  50,000     OfficeMax, Inc.*<F2>                                      250,000
   6,000     REX Stores Corp.*<F2>                                      61,260
   8,000     TBC Corp.*<F2>                                             96,080
   4,000     The Home Depot, Inc.                                       95,840
   4,000     The Pep Boys - Manny, Moe & Jack                           46,400
  18,000     Toys "R" Us, Inc.*<F2>                                    180,000
  20,000     Trans World Entertainment Corp.*<F2>                       72,600
                                                                   -----------
                                                                     1,508,703
                                                                   -----------

             SAVINGS & LOANS:  1.88%
  10,000     FirstFed Financial Corp.*<F2>                             289,500
   3,000     Golden West Financial Corp.                               215,430
  11,687     PVF Capital Corp.                                         146,672
   7,500     Washington Mutual, Inc.                                   258,975
                                                                   -----------
                                                                       910,577
                                                                   -----------

             SECURITIES BROKERS:  0.22%
   1,000     Lehman Brothers Holdings, Inc.                             53,290
     882     The Bear Stearns Companies, Inc.                           52,391
                                                                   -----------
                                                                       105,681
                                                                   -----------

             SEMICONDUCTOR & RELATED:  7.05%
  25,000     Advanced Micro Devices, Inc.*<F2>                         161,500
     646     Agere Systems, Inc. - Class A*<F2>                            930
  15,873     Agere Systems, Inc. - Class B*<F2>                         22,222
   8,000     Applied Materials, Inc.*<F2>                              104,240
  40,000     Atmel Corp.*<F2>                                           89,200
   5,000     Cohu, Inc.                                                 73,500
  15,000     Credence Systems Corp.*<F2>                               139,950
  12,000     Cypress Semiconductor Corp.*<F2>                           68,640
  46,400     Dataram Corp.*<F2>                                        141,984
  30,400     Diodes, Inc.*<F2>                                         291,840
  30,000     Electroglas, Inc.*<F2>                                     46,200
  17,000     ESS Technology, Inc.*<F2>                                 106,930
  15,011     Genesis Microchip, Inc.*<F2>                              195,894
   5,000     International Rectifier Corp.*<F2>                         92,300
  30,000     Integrated Silicon Solution, Inc.*<F2>                    130,800
  14,000     KEMET Corp.*<F2>                                          122,360
  25,000     Kulicke and Soffa Industries, Inc.*<F2>                   143,000
  12,500     Lam Research Corp.*<F2>                                   135,000
  10,000     Lattice Semiconductor Corp.*<F2>                           87,700
  26,000     LSI Logic Corp.*<F2>                                      150,020
  37,000     Mattson Technology, Inc.*<F2>                             105,820
   8,000     Micron Technology, Inc.*<F2>                               77,920
   4,375     National Semiconductor Corp.*<F2>                          65,669
   3,000     Novellus Systems, Inc.*<F2>                                84,240
  10,000     NVIDIA Corp.*<F2>                                         115,100
   4,449     Siliconix, Inc.*<F2>                                      104,107
  40,000     Tower Semiconductor Ltd.*<F2> #<F3>                       128,800
  30,000     Trident Microsystems, Inc.*<F2>                           111,000
 213,900     Tvia, Inc.*<F2>                                           149,730
   4,500     Varian Semiconductor Equipment Associates, Inc.*<F2>      106,925
 205,288     Vialta, Inc. - Class A*<F2>                                62,613
                                                                   -----------
                                                                     3,416,134
                                                                   -----------

             SOFTWARE:  8.96%
  89,300     American Software, Inc. - Class A*<F2>                    245,575
 134,100     Apropos Technology, Inc.*<F2>                             182,376
  60,000     Aspect Communications Corp.*<F2>                          170,400
   6,000     Autodesk, Inc.                                             85,800
  10,000     BMC Software, Inc.*<F2>                                   171,100
  53,100     CAM Commerce Solutions, Inc.*<F2>                         187,974
  75,000     Captaris, Inc.*<F2>                                       180,000
  20,000     Citrix Systems, Inc.*<F2>                                 246,400
  40,000     Compuware Corp.*<F2>                                      192,000
  15,800     Concerto Software, Inc.*<F2>                              106,650
 251,286     Corio, Inc.*<F2>                                          188,464
 110,200     Cysive, Inc.*<F2>                                         297,540
   6,000     Electronics for Imaging, Inc.*<F2>                         97,566
  40,000     Keynote Systems, Inc.*<F2>                                308,800
 262,700     Net Perceptions, Inc.*<F2>                                362,526
   4,999     NetManage, Inc.*<F2>                                        8,498
  82,700     Peerless Systems Corp.*<F2>                               114,953
  48,100     Previo, Inc.*<F2>                                         115,440
  55,000     Rainbow Technologies, Inc.*<F2>                           394,350
  21,398     Roxio, Inc.*<F2>                                          102,068
 155,400     SEEC, Inc.*<F2>                                           155,400
 225,700     Tanning Technology Corp.*<F2>                             171,532
   3,500     Unisys Corp.*<F2>                                          34,650
 328,500     VIA NET.WORKS, Inc.*<F2>                                  223,380
                                                                   -----------
                                                                     4,343,442
                                                                   -----------

             STEEL:  1.02%
  20,000     AK Steel Holding Corp.*<F2>                               160,000
  65,500     Rouge Industries, Inc. - Class A*<F2>                      66,810
  11,351     Ryerson Tull, Inc.                                         69,241
  15,000     United States Steel Corp.                                 196,800
                                                                   -----------
                                                                       492,851
                                                                   -----------

             TOBACCO:  0.55%
   2,000     Philip Morris Companies, Inc.                              81,060
   3,000     R.J. Reynolds Tobacco Holdings, Inc.                      126,330
   1,700     UST, Inc.                                                  56,831
                                                                   -----------
                                                                       264,221
                                                                   -----------

             TOYS:  0.81%
  80,000     Acclaim Entertainment, Inc.*<F2>                           52,800
   6,800     Hasbro, Inc.                                               78,540
   6,000     Mattel, Inc.                                              114,900
  17,000     The Topps Co.*<F2>                                        147,900
                                                                   -----------
                                                                       394,140
                                                                   -----------

             TRANSPORTATION EQUIPMENT:  0.30%
   2,225     Cummins, Inc.                                              62,589
   4,300     Trinity Industries, Inc.                                   81,528
                                                                   -----------
                                                                       144,117
                                                                   -----------

             TRUCKING:  0.74%
   4,000     Arkansas Best Corp.*<F2>                                  103,924
   3,100     Old Dominion Freight Line, Inc.*<F2>                       87,885
   2,750     SCS Transportation, Inc.*<F2>                              27,252
   5,500     Yellow Corp.*<F2>                                         138,551
                                                                   -----------
                                                                       357,612
                                                                   -----------

             WIRELESS COMMUNICATIONS:  2.02%
  75,000     Aether Systems, Inc.*<F2>                                 282,000
  32,857     Brightpoint, Inc.*<F2>                                    259,603
  60,000     Corning, Inc.*<F2>                                        198,600
  93,333     Vyyo, Inc.*<F2>                                           237,066
                                                                   -----------
                                                                       977,269
                                                                   -----------
             Total Common Stocks (Cost $58,877,857)                $48,326,025
                                                                   -----------

             Short-Term Investments:  1.08%
             ------------------------------
 523,092     SEI Daily Income Treasury Government - Class B
               (Cost $523,092)                                         523,092
                                                                   -----------

             Total Investments in Securities
               (Cost $59,400,949):  100.78%                         48,849,117
             Liabilities in Excess of Other Assets:  (0.78%)          (377,324)
                                                                   -----------
             Net Assets:  100.00%                                  $48,471,793
                                                                   -----------
                                                                   -----------

*<F2>  Non-income producing security.
#<F3>  U.S. Security of a foreign issuer.

See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES AT DECEMBER 31, 2002

ASSETS
   Investments in securities, at value (cost $59,400,949)          $48,849,117
   Receivables:
       Fund shares sold                                                 14,635
       Dividends                                                        34,796
   Deferred organization costs                                              15
   Prepaid expenses                                                     12,811
                                                                   -----------
           Total assets                                             48,911,374
                                                                   -----------

LIABILITIES
   Payables:
       Fund shares redeemed                                            315,667
       Due to advisor                                                   43,329
       Due to custodian                                                    422
       Distribution and service fees                                    20,520
       Administration fees                                               8,666
   Accrued expenses                                                     50,977
                                                                   -----------
           Total liabilities                                           439,581
                                                                   -----------
NET ASSETS                                                         $48,471,793
                                                                   -----------
                                                                   -----------
   NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE*<F10>
     [$48,471,793 / 3,513,442 shares outstanding; unlimited number
     of shares (par value $.01) authorized]                        $     13.80
                                                                   -----------
                                                                   -----------

COMPONENTS OF NET ASSETS
   Paid-in capital                                                 $62,420,450
   Accumulated net realized loss on investments                     (3,396,825)
   Net unrealized depreciation on investments                      (10,551,832)
                                                                   -----------
           Net assets                                              $48,471,793
                                                                   -----------
                                                                   -----------

*<F10> Shares held for less than 60 days are subject to a 2% redemption fee which is retained by the Fund.

See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS FOR THE YEAR ENDED DECEMBER 31, 2002

INVESTMENT INCOME
   Income
       Dividends (Net of foreign tax $1,564)                      $    520,300
       Interest                                                         36,355
                                                                  ------------
           Total income                                                556,655
                                                                  ------------

   Expenses
       Advisory fees (Note 3)                                          614,614
       Distribution fees (Note 4)                                      153,653
       Administration fees (Note 3)                                    117,133
       Transfer agent fees                                              89,988
       Shareholder servicing fees (Note 5)                              66,109
       Fund accounting fees                                             50,879
       Custody fees                                                     38,317
       Professional fees                                                28,678
       Registration expense                                             26,430
       Reports to shareholders                                          21,687
       Trustee fees                                                      7,565
       Miscellaneous                                                     7,520
       Deferred organization expense                                     7,001
       Insurance expense                                                 3,916
                                                                  ------------
           Total expenses                                            1,233,490
           Add:  expenses recouped by advisor (Note 3)                 148,208
                                                                  ------------
               Net expenses                                          1,381,698
                                                                  ------------
                  NET INVESTMENT LOSS                                 (825,043)
                                                                  ------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
   Net realized loss on investments                                 (3,387,477)
   Net change in unrealized depreciation on investments            (18,654,754)
                                                                  ------------
   Net realized and unrealized loss on investments                 (22,042,231)
                                                                  ------------
       NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS       $(22,867,274)
                                                                  ------------
                                                                  ------------

See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                     Year Ended          Year Ended
                                                                                 December 31, 2002   December 31, 2001
                                                                                 -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS FROM:
OPERATIONS
   Net investment loss                                                              $  (825,043)        $  (333,514)
   Net realized (loss) / gain on investments                                         (3,387,477)            575,474
   Net change in unrealized (depreciation) / appreciation on investments            (18,654,754)          6,942,070
                                                                                    -----------         -----------
   NET (DECREASE) / INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                (22,867,274)          7,184,030

DISTRIBUTIONS TO SHAREHOLDERS
   Net realized gain on security transactions                                          (317,963)           (360,375)

TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase in net assets derived from net change
     in outstanding shares (a)<F4>                                                   24,413,698          20,593,559
                                                                                    -----------         -----------
   TOTAL INCREASE IN NET ASSETS                                                       1,228,461          27,417,214

NET ASSETS
   Beginning of year                                                                 47,243,332          19,826,118
                                                                                    -----------         -----------
   END OF YEAR                                                                      $48,471,793         $47,243,332
                                                                                    -----------         -----------
                                                                                    -----------         -----------

(a)<F4>  A summary of share transactions is as follows:

                                                           Year Ended                    Year Ended
                                                       December 31, 2002             December 31, 2001
                                                   -------------------------     -------------------------
                                                    Shares   Paid in Capital      Shares   Paid in Capital
                                                    ------   ---------------      ------   ---------------
Shares sold                                        3,515,561    $66,821,346      1,607,359    $28,053,098
Shares issued on reinvestment of distributions        22,541        309,074         19,627        355,076
Shares redeemed*<F5>                              (2,541,192)   (42,716,722)      (470,186)    (7,814,615)
                                                  ----------    -----------      ---------    -----------
Net increase                                         996,910    $24,413,698      1,156,800    $20,593,559
                                                  ----------    -----------      ---------    -----------
                                                  ----------    -----------      ---------    -----------
*<F5> Net of redemption fees of:                                $    47,421                   $         0
                                                                -----------                   -----------
                                                                -----------                   -----------

See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS - FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                                         January 2, 1998*<F6>
                                                                  Year Ended December 31,                      through
                                                     -------------------------------------------------       December 31,
                                                     2002           2001           2000           1999           1998
                                                     ----           ----           ----           ----           ----

Net asset value, beginning of period                $18.77         $14.58         $14.55        $  9.07         $10.00
                                                    ------         ------         ------         ------         ------

Income from investment operations:
   Net investment loss                               (0.23)         (0.13)         (0.08)         (0.21)         (0.08)
   Net realized and unrealized
     (loss) / gain on investments                    (4.63)          4.47           1.18           5.69          (0.85)
                                                    ------         ------         ------         ------         ------
Total from investment operations                     (4.86)          4.34           1.10           5.48          (0.93)
                                                    ------         ------         ------         ------         ------

Less distributions:
   From net realized gain on investments             (0.09)         (0.15)         (1.07)            --             --
                                                    ------         ------         ------         ------         ------
   Redemption fees retained                          (0.02)            --             --             --             --
                                                    ------         ------         ------         ------         ------

Net asset value, end of period                      $13.80         $18.77         $14.58         $14.55          $9.07
                                                    ------         ------         ------         ------         ------
                                                    ------         ------         ------         ------         ------

Total return                                        (25.99%)        29.83%          6.91%         60.42%         (9.30%)+<F8>

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (thousands)              $48,472        $47,243        $19,826         $7,663         $7,042

Ratio of expenses to average net assets:
   Before expense reimbursement                       2.25%          2.25%          2.25%          3.60%          3.74%**<F7>
   After expense reimbursement                        2.25%          2.25%          2.25%          2.20%          2.25%**<F7>

Ratio of net investment loss
  to average net assets
   After expense reimbursement                       (1.34%)        (1.15%)        (0.79%)        (1.32%)        (1.28%)**<F7>
Portfolio turnover rate                              28.14%         18.11%         30.17%         19.00%          5.82%+<F8>

 *<F6>  Commencement of operations.
**<F7>  Annualized.
 +<F8>  Not Annualized.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS AT DECEMBER 31, 2002

NOTE 1 - ORGANIZATION

     The Al Frank Fund (the "Fund") is a series of shares of beneficial interest of Advisors Series Trust (the "Trust"), which is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund began operation on January 2, 1998. The investment objective of the Fund is to seek growth of capital. The Fund seeks to achieve its objective by investing in out of favor and undervalued equity securities.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America.

     A. Security Valuation: The Fund's investments are carried at fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sale price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Over-the-counter ("OTC") securities which are not traded in the NASDAQ National Market System shall be valued at the most recent trade price. Securities for which market quotations are not readily available, if any, are valued following procedures approved by the Board of Trustees. Short-term investments are valued at amortized cost, which approximates market value.

     B. Federal Income Taxes: It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

     C. Security Transactions, Dividends and Distributions: Security transactions are accounted for on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The amount of dividends and distributions to shareholders from net investment income and net realized capital gains is determined in accordance with Federal income tax regulations which differs from accounting principles generally accepted in the United States of America. To the extent these book/tax differences are permanent such amounts are reclassified within the capital accounts based on their Federal tax treatment.

     D. Deferred Organization Costs: The Fund has incurred expenses of $35,000 in connection with its organization. These costs have been deferred and are being amortized on a straight-line basis over a period of sixty months from the date of the Fund commenced investment operations.

     E. Use of Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets during the reporting period. Actual results could differ from those estimates.

NOTE 3 - INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

     For the year ended December 31, 2002, Al Frank Asset Management (the "Advisor") provided the Fund with investment management services under an Investment Advisory Agreement. The Advisor furnished all investment advice, office space, facilities, and provides most of the personnel needed by the Fund. As compensation for its services, the Advisor is entitled to a monthly fee at the annual rate of 1.00% based upon the average daily net assets of the Fund. For the year ended December 31, 2002, the Fund incurred $614,614 in Advisory Fees.

     The Fund is responsible for its own operating expenses. The Advisor has agreed to reduce fees payable to it by the Fund and to pay Fund operating expenses to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.25% of average net assets (the "expense cap"). Any such reduction made by the Advisor in its fees or payment of expenses which are the Fund's obligation are subject to reimbursement by the Fund to the Advisor, if so requested by the Advisor, in subsequent fiscal years if the aggregate amount actually paid by the Fund toward the operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Advisor is permitted to be reimbursed only for fee reductions and expense payments made in the previous three fiscal years, but is permitted to look back five years and four years, respectively, during the initial six years and seventh year of the Fund's operations. Any such reimbursement is also contingent upon Board of Trustees review and approval at the time the reimbursement is made. Such reimbursement may not be paid prior to the Fund's payment of current ordinary operating expenses. For the year ended December 31, 2002, the Advisor recouped $148,208 of such expenses it previously reimbursed to the Fund. There were no expenses subject to recapture pursuant to the aforementioned conditions at December 31, 2002.

     U.S. Bancorp Fund Services, LLC (the "Administrator") acts as the Fund's Administrator under an Administration Agreement. The Administrator prepares various federal and state regulatory filings, reports and returns for the Fund; prepares reports and materials to be supplied to the Trustees; monitors the activities of the Fund's custodian, transfer agent and accountants; coordinates the preparation and payment of the Fund's expenses and reviews the Fund's expense accruals. For its services, the Administrator receives a monthly fee at the following annual rate:

     Fund asset level                         Fee rate
     ----------------                         --------
     Less than $15 million                    $30,000
     $15 million to less than $50 million 0.20% of average daily net assets $50 million to less than $100 million 0.15% of average daily net assets $100 million to less than $150 million 0.10% of average daily net assets
     More than $150 million                   0.05% of average daily net assets

     Quasar Distributors, LLC (the "Distributor") acts as the Fund's principal underwriter in a continuous public offering of the Fund's shares.

     Certain officers of the Fund are also officers of the Administrator and Distributor.

NOTE 4 - DISTRIBUTION COSTS

     The Fund has adopted a Distribution Plan pursuant to Rule 12b-1 (the "Plan"). The Plan permits the Fund to pay for distribution and related expenses at an annual rate of up to 0.25% of the Fund's average daily net assets annually. The expenses covered by the Plan may include the cost of preparing and distributing prospectuses and other sales material, advertising and public relations expenses, payments to financial intermediaries and compensation of personnel involved in selling shares of the Fund. Payments made pursuant to the Plan will represent compensation for distribution and service activities, not reimbursements for specific expenses incurred. Pursuant to a distribution coordination agreement adopted under the Plan, distribution fees are paid to the Advisor as "Distribution Coordinator". For the year ended December 31, 2002, the Fund paid the Distribution Coordinator $153,653.

NOTE 5 - SHAREHOLDER SERVICING FEE

     The Fund had entered into a Shareholder Servicing Agreement with Al Frank Asset Management (the "Advisor"), under which the Fund paid servicing fees at an annual rate of 0.15% of the average daily net assets of the Fund. Payments to the Advisor under the Shareholder Servicing Agreement reimbursed the Advisor for payments it makes to selected brokers, dealers and administrators which have entered into Service Agreements with the Advisor for services provided to shareholders of the Fund. The services provided by such intermediaries were primarily designed to assist shareholders of the Fund and include the furnishing of office space and equipment, telephone facilities, personnel and assistance to the Fund in servicing such shareholders. Services provided by such intermediaries also include the provision of support services to the Fund and included establishing and maintaining shareholders' accounts and record processing, purchase and redemption transactions, answering routine client inquiries regarding the Fund, and providing such other personal services to shareholders as the Fund may reasonably request. For the period March 15, 2002, through November 18, 2002, the Fund incurred shareholder servicing fees of $66,109 under the agreement. Effective November 18, 2002, the Fund terminated the shareholder servicing agreement.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

     For the year ended December 31, 2002, the cost of purchases and the proceeds from sales of securities, excluding short-term securities, were $44,728,419 and $15,701,582 respectively.

NOTE 7 - DISTRIBUTIONS TO SHAREHOLDERS

     Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America.

     The tax character of distributions paid during year ended December 31, 2002:

                                            2002                2001
                                            ----                ----
Long-term capital gain                    $317,963            $360,375
                                          --------            --------

     At December 31, 2002, the components of net assets (excluding paid in capital) on a tax basis were as follows:

Undistributed ordinary income                       $         0
                                                    -----------
                                                    -----------

Tax basis capital loss carryforward expiring 2010   $(2,903,325)
Post October capital loss                              (260,008)
                                                    -----------
Accumulated capital loss                             (3,163,333)
                                                    -----------
                                                    -----------

The Fund had post October capital losses which it elected to treat as arising on January 1, 2003.

Tax basis unrealized appreciation                   $ 6,881,571
Tax basis unrealized depreciation                   (17,618,056)
                                                   ------------
Net tax basis unrealized depreciation              $(10,736,485)
                                                   ------------
                                                   ------------

     The difference between book and tax unrealized depreciation is primarily attributable to wash sales and a Real Estate Investment Trust return of capital.

REPORT OF INDEPENDENT ACCOUNTANTS

To the Board of Trustees and
Shareholders of The Al Frank Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Al Frank Fund, a series of Advisor Series Trust, (the "Fund") at December 31, 2002, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian, provide a reasonable basis for our opinion. The financial highlights for the period from January 2, 1998 (commencement of operations) to December 31, 1998 were audited by other independent accountants, whose report dated January 29, 1999 expressed an unqualified opinion on the financial highlights.

PricewaterhouseCoopers LLP

New York, New York
February 21, 2003

INFORMATION ABOUT TRUSTEES AND OFFICERS (UNAUDITED)

The business and affairs of the Fund are managed under the direction of the Fund's Board of Trustees. Information pertaining to the Trustees and Officers of the Fund is set forth below. Unless noted otherwise, each person has held the position listed for a minimum of five years. The SAI includes additional information about the Fund's officers and trustees and is available, without charge, upon request by calling the advisor.

                              INDEPENDENT TRUSTEES
                              --------------------

                                                                                                # of Funds
                        Position   Term of Office                                               in complex  Other
                        Held with  and Length of     Principal Occupation                       overseen    Directorships
Name, Age and Address   the Trust  Time Served       During Past Five Years                     by Trustee  Held by Trustee
---------------------   ---------  --------------    ----------------------                     ----------  ---------------
Walter E. Auch          Trustee    Indefinite Term   Management Consultant                      Sixteen     Nicholas-Applegate
(Born 1921)                                                                                                 Funds, Salomon Smith
2020 E. Financial Way              Since 1997                                                               Barney Funds, Bayan
Glendora, CA 91741                                                                                          Strategic Realty Trust,
                                                                                                            Legend Properties,
                                                                                                            Pimco Advisors LLP,
                                                                                                            and Senele Group

James Clayburn          Trustee    Indefinite Term   Dean Emeritus, John E. Anderson            Sixteen     The Payden & Rygel
LaForce                                              Graduate School of Management,                         Investment Group,
(Born 1927)                        Since             University of California, Los Angeles                  PIC Investment Trust,
2020 E. Financial Way              March 2002                                                               PIC Small Cap
Glendora, CA 91741                                                                                          Portfolio, PIC
                                                                                                            Balanced Portfolio,
                                                                                                            PIC Growth Portfolio,
                                                                                                            PIC Mid Cap
                                                                                                            Portfolio, Provident
                                                                                                            Investment Counsel
                                                                                                            Institutional Money
                                                                                                            Market Fund, Black
                                                                                                            Rock Funds, Jacobs
                                                                                                            Engineering, Timken
                                                                                                            Co., Concervex

Donald E. O'Connor      Trustee    Indefinite Term   Financial Consultant; formerly             Sixteen     The Parnassus Fund;
(Born 1936)                                          Executive Vice President and Chief                     The Parnassus Income
2020 E. Financial Way              Since 1997        Operating officer of ICI Mutual                        Fund; The Forward
Glendora, CA 91741                                   Insurance Company (until January, 1997);               Funds
                                                     Vice President, Operations, Investment
                                                     Company Institute (until July , 1993).

George J. Rebhan        Trustee    Indefinite Term   Retired; formerly President, Hotchkis      Sixteen     E*Trade Funds
(Born 1934)                                          and Wiley Funds (mutual funds)
2020 E. Financial Way              Since             from 1985 to 1993.
Glendora, CA 91741                 March 2002

George T. Wofford III   Trustee    Indefinite Term   Senior Vice President, Information         Sixteen     Not Applicable
(Born 1939)                                          Services, Federal Home Loan Bank
2020 E. Financial Way              Since 1997        of San Francisco.
Glendora, CA 91741

                        INTERESTED TRUSTEES AND OFFICERS
                        --------------------------------

                                                                                                       # of Funds
                                                                                                       in complex   Other
                         Position   Term of Office                                                     overseen by  Directorships
                         Held with  and Length of                                                      Trustee or   Held by Trustee
Name, Age and Address    the Trust  Time Served        Principal Occupation During Past Five Years     Officer      or Officer
---------------------    ---------  --------------     -------------------------------------------     -----------  ---------------
Eric M. Banhazl          Trustee &  Indefinite Term    Senior Vice President, U.S. Bancorp Fund        Sixteen      None
(Born 1957)              President                     Services, LLC, the Fund's administrator
2020 E. Financial Way               Since 1997         (since July, 2001); Treasurer, Investec Funds;
Glendora, CA 91741                                     formerly, Executive Vice President, Investment
                                                       Company Administration, LLC ("ICA") (The
                                                       Fund's former administrator).

John S. Wagner           Treasurer  Indefinite Term    Assistant Vice President Compliance and         Sixteen      None
(Born 1965)                                            Administration, U.S. Bancorp Fund Services,
615 E. Michigan Street              Since September    LLC, since June 1999.
Milwaukee, WI 53202                 2002

Chad E. Fickett          Secretary  Indefinite Term    Compliance Administrator, U.S. Bancorp          Sixteen      None
(Born 1973)                                            Fund Services, LLC since July 2000.
615 E. Michigan Street              Since March
Milwaukee, WI 53202                 2002

                                    ADVISOR
                        Al Frank Asset Management, Inc.
                                 P.O. Box 1438
                            Laguna Beach, CA  92652
                                www.alfrank.com

                                  DISTRIBUTOR
                            Quasar Distributors, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202

                                 TRANSFER AGENT
                        U.S. Bancorp Fund Services, LLC
                            615 East Michigan Street
                              Milwaukee, WI  53202
                                 (888) 263-6443

                                   CUSTODIAN
                                U.S. Bank, N.A.
                     425 Walnut Street M/L 6118, 6th Floor
                             Cincinnati, OH  45202

                            INDEPENDENT ACCOUNTANTS
                           PricewaterhouseCoopers LLP
                          1177 Avenue of the Americas
                              New York, NY  10036

                                 LEGAL COUNSEL
                     Paul, Hastings, Janofsky & Walker, LLP
                          55 Second Street, 24th Floor
                            San Francisco, CA  94105

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus. For a current prospectus please call 1-888-263-6443.

Past performance results shown in this report should not be considered a representation of future performance. Share price and returns will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are dated and are subject to change.